Other Receivables, Deposits and Prepayments, Net - Schedule of Other Receivables, Deposits and Prepayments, Net (Details) - MYR (RM)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Other Receivables, Deposits and Prepayments, Net [Abstract]
Other receivables	RM 42,203
Deposits	41,337,300	4,022,650
Prepayments	129,625	152,660
Deposits and prepayments, gross	41,509,128	4,175,310
Less: Impairment allowance	0	(4,000,000)
Deposits and prepayments, net	RM 41,509,128	RM 175,310